                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-3375

                      (Investment Company Act File Number)

                              Federated GNMA Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 1/31/05

               Date of Reporting Period: Fiscal year ended 1/31/05
                                         -------------------------

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated GNMA Trust

ANNUAL SHAREHOLDER REPORT

January 31, 2005

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND FUND OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights-Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended January 31	2005		2004	2003	2002	2001
Net Asset Value, Beginning of Period	$11.31		$11.56	$11.34	$11.28	$10.61
Income From Investment Operations:
Net investment income	0.51	[1]	0.51	0.62	0.68	0.72
Net realized and unrealized gain (loss) on investments	(0.08)		(0.25)	0.22	0.06	0.67
TOTAL FROM INVESTMENT OPERATIONS	0.43		0.26	0.84	0.74	1.39
Less Distributions:
Distributions from net investment income	(0.51)		(0.51)	(0.62)	(0.68)	(0.72)
Net Asset Value, End of Period	$11.23		$11.31	$11.56	$11.34	$11.28
Total Return [2]	3.90	% [3]	2.28%	7.60%	6.76%	13.53%

Ratios to Average Net Assets:
Expenses	0.63%		0.63%	0.63%	0.62%	0.64%
Net investment income	4.52%		4.46%	5.42%	6.03%	6.60%
Expense waiver/reimbursement [4]	0.18%		0.16%	0.16%	0.16%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$642,482		$758,178	$898,881	$793,286	$761,629
Portfolio turnover	71%		70%	55%	46%	54%

1 Based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return. See Notes to Financial Statements (Note 5).

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended January 31	2005		2004	2003	2002	2001
Net Asset Value, Beginning of Period	$11.31		$11.56	$11.34	$11.28	$10.61
Income From Investment Operations:
Net investment income	0.49	[1]	0.50	0.59	0.65	0.70
Net realized and unrealized gain (loss) on investments	(0.08)		(0.26)	0.23	0.07	0.67
TOTAL FROM INVESTMENT OPERATIONS	0.41		0.24	0.82	0.72	1.37
Less Distributions:
Distributions from net investment income	(0.49)		(0.49)	(0.60)	(0.66)	(0.70)
Net Asset Value, End of Period	$11.23		$11.31	$11.56	$11.34	$11.28
Total Return [2]	3.73	% [3]	2.11%	7.43%	6.59%	13.35%

Ratios to Average Net Assets:
Expenses	0.79%		0.79%	0.79%	0.78%	0.80%
Net investment income	4.37%		4.30%	5.26%	5.86%	6.43%
Expense waiver/reimbursement [4]	0.27%		0.25%	0.25%	0.25%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$60,175		$65,709	$101,057	$72,815	$58,873
Portfolio turnover	71%		70%	55%	46%	54%

1 Based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.09% on the total return. See Notes to Financial Statements (Note 5).

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2004 to January 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2004	Ending Account Value 1/31/2005	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,032.70	$3.22
Institutional Service Shares	$1,000	$1,031.80	$4.03
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,021.97	$3.20
Institutional Service Shares	$1,000	$1,021.17	$4.01

1 Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The annualized expense ratios are as follows:

Institutional Shares	0.63%
Institutional Service Shares	0.79%

Management's Discussion of Fund Performance

The fund's total return for the 12-month reporting period, from February 1, 2004 through January 31, 2005, was 3.90% for the Institutional Shares (IS) and 3.73% for the Institutional Service Shares (SS). The total return consisted of 4.61% (IS) of taxable dividends and (0.71)% depreciation in the net asset value of the shares. The Lehman Brothers GNMA Index (LBGNMA), 1 a performance benchmark for the fund, returned 4.42%. The fund's total return reflected actual cashflows, transaction costs and other expenses not reflected in the total return of the passive index.

The fund's investment strategy focused on: (a) the selection of securities with anticipated advantageous prepayment characteristics; and (b) the effective duration 2 of the portfolio.

For the purpose of clarity, the following discussion will focus on the performance of the fund's Institutional Shares.

MARKET OVERVIEW

During the reporting period, interest rates increased for short- to intermediate-maturity Treasury securities. Longer maturity note and bond yields were steady to lower. For example, two-year Treasury yields increased 1.45%, ten-year yields were unchanged, and 30-year bond yields declined 0.38%.

Mortgage yield spreads, or the yield differential between agency pass-through mortgage-backed securities (MBS) and similar average life Treasurys, decreased during the reporting period due to strong demand.

1 The Lehman Brothers GNMA Index is a total comprehensive GNMA index comprised of 30-Year GNMA pass-throughs, and GNMA Graduated Payment Mortgages (GPMs). The index is unmanaged and investments cannot be made in an index.

2 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

SECURITY SELECTION

Security selection focused on reducing prepayment risk on premium coupon mortgage-backed securities. Prepayments negatively impact mortgage security performance because prepaid principal reduces expected yield and proceeds may be reinvested at lower market yields in many cases. Analysis of the factors which impact prepayments, including geographic considerations, loan balance, loan-to-value ratio, and credit score, resulted in advantageous prepayment performance compared to the general market. Security selection positively impacted fund performance.

DURATION

Throughout the reporting period, a below-benchmark duration stance was maintained in anticipation of higher interest rates. 2 This portfolio structure was achieved through below-benchmark exposure to lower-coupon, longer-duration mortgages. However, longer-maturity Treasury yields were little changed during the reporting period and longer-duration mortgages performed quite well. The duration stance slightly detracted from the fund's total return.

GROWTH OF $25,000 INVESTMENT -- INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in the Federated GNMA Trust (Institutional Shares) (the "Fund") from January 31, 1995 to January 31, 2005 compared to the Lehman Brothers GNMA Index (LBGNMA) 1 and the Lipper GNMA Funds Average (LGNMAFA). 1,2

Average Annual Total Returns for the Period Ended 1/31/2005
1 Year	3.90%
5 Years	6.74%
10 Years	6.75%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LBGNMA and the LGNMAFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average. The LBGNMA is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index and average are unmanaged, and unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or average.

2 The LGNMAFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated. These figures do not reflect sales charges.

GROWTH OF $25,000 INVESTMENT -- INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in the Federated GNMA Trust (Institutional Service Shares) (the "Fund") from January 31, 1995 to January 31, 2005 compared to the Lehman Brothers GNMA Index (LBGNMA) 1 and the Lipper GNMA Funds Average (LGNMAFA). 1,2

Average Annual Total Returns for the Period Ended 1/31/2005
1 Year	3.73%
5 Years	6.57%
10 Years	6.56%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LBGNMA and the LGNMAFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average. The LBGNMA is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index and average are unmanaged, and unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or average.

2 The LGNMAFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated. These figures do not reflect sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At January 31, 2005, the Fund's portfolio composition 1 was as follows:

Sector	Percentage of Total Net Assets
GNMA Mortgage-Backed Securities	99.4%
Cash Equivalents [2]	6.1%
Other Assets and Liabilities--Net [3]	(5.5)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Cash Equivalents include repurchase agreements, as more fully described in the Fund's prospectus, which are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. Includes repurchase agreements purchased with proceeds received in dollar roll transactions (5.6%).

3 See Statement of Assets and Liabilities.

Portfolio of Investments

January 31, 2005

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--99.4%
		Government National Mortgage Association--99.4% [1]
$104,860,793		5.000%, 12/20/2032 - 6/20/2034	$105,763,262
223,686,870	[2]	5.500%, 10/15/2032 - 12/1/2099	229,853,967
176,720,908	[2]	6.000%, 11/15/2023 - 12/1/2099	183,970,935
95,865,468		6.500%, 10/15/2023 - 9/15/2034	101,277,768
45,234,285		7.000%, 6/15/2027 - 11/20/2034	48,066,896
18,988,808		7.500%, 5/15/2005 - 9/15/2032	20,393,044
7,562,145		8.000%, 11/15/2027 - 8/15/2032	8,211,998
617,799		8.500%, 10/15/2029 - 3/15/2030	673,787
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $677,508,608)	698,211,657
		REPURCHASE AGREEMENTS--6.1%
4,130,000		Interest in $2,000,000,000 joint repurchase agreement with Barclays Capital, Inc., 2.520%, dated 1/31/2005 to be repurchased at $4,130,289 on 2/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 1/15/2015, collateral market value $2,040,143,633	4,130,000
39,000,000	[3,4]	Interest in $39,000,000 joint repurchase agreement with UBS Securities LLC, 2.350%, dated 1/20/2005 to be repurchased at $39,068,738 on 2/16/2005, collateralized by U.S. Government Agency Obligations with various maturities to 12/1/2034, collateral market value $39,780,644	39,000,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	43,130,000
		TOTAL INVESTMENTS--105.5% (IDENTIFIED COST $720,638,608) [5]	741,341,657
		OTHER ASSETS AND LIABILITIES - NET--(5.5)%	(38,684,260)
		TOTAL NET ASSETS--100%	$702,657,397

1 Because of monthly principal payments, the average lives of the Government National Mortgage Association Modified Pass-Through Securities, (based upon Federal Housing Authority/Veterans Administration historical experience), are less than the stated maturities.

2 All or a portion of these securities are subject to dollar-roll transactions.

3 Securities held as collateral for dollar-roll transactions.

4 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

5 The cost of investments for federal tax purposes amounts to $720,640,192.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2005

Assets:
Investments in securities, at value (identified cost $720,638,608)		$741,341,657
Cash		800
Income receivable		3,196,120
Receivable for shares sold		285,730
TOTAL ASSETS		744,824,307
Liabilities:
Payable for investments purchased	$20,611,458
Payable for shares redeemed	644,202
Income distribution payable	1,242,174
Payable for dollar roll transactions	19,518,034
Accrued expenses	151,042
TOTAL LIABILITIES		42,166,910
Net assets for 62,595,358 shares outstanding		$702,657,397
Net Assets Consist of:
Paid-in capital		$706,909,023
Net unrealized appreciation of investments		20,703,049
Accumulated net realized loss on investments		(24,989,497)
Undistributed net investment income		34,822
TOTAL NET ASSETS		$702,657,397
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$642,482,122 ÷ 57,234,598 shares outstanding, no par value, unlimited shares authorized		$11.23
Institutional Service Shares:
$60,175,275 ÷ 5,360,760 shares outstanding, no par value, unlimited shares authorized		$11.23

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended January 31, 2005

Investment Income:
Interest (net of dollar roll expense of $547,593)			$38,817,342
Expenses:
Investment adviser fee (Note 5)		$3,009,107
Administrative personnel and services fee (Note 5)		602,909
Custodian fees		79,293
Transfer and dividend disbursing agent fees and expenses (Note 5)		242,036
Directors'/Trustees' fees		18,284
Auditing fees		20,399
Legal fees		6,095
Portfolio accounting fees		136,109
Distribution services fee--Institutional Service Shares (Note 5)		158,207
Shareholder services fee--Institutional Shares (Note 5)		1,722,485
Shareholder services fee--Institutional Service Shares (Note 5)		158,207
Share registration costs		47,885
Printing and postage		49,924
Insurance premiums		22,823
Miscellaneous		22,599
TOTAL EXPENSES		6,296,362
Waivers (Note 5):
Waiver of investment adviser fee	$(128,633)
Waiver of administrative personnel and services fee	(29,674)
Waiver of distribution services fee--Institutional Service Shares	(158,207)
Waiver of shareholder services fee--Institutional Shares	(1,102,390)
TOTAL WAIVERS		(1,418,904)
Net expenses			4,877,458
Net investment income			33,939,884
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(7,075,938)
Net increase due to reimbursement from Adviser (Note 5)			19,290
Net change in unrealized appreciation of investments			373,515
Net realized and unrealized loss on investments			(6,683,133)
Change in net assets resulting from operations			$27,256,751

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended January 31	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$33,939,884	$41,165,554
Net realized loss on investments	(7,075,938)	(894,738)
Net increase due to reimbursement from Adviser (Note 5)	19,290	--
Net change in unrealized appreciation/depreciation of investments	373,515	(20,597,125)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	27,256,751	19,673,691
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(31,285,222)	(37,603,469)
Institutional Service Shares	(2,772,933)	(3,448,961)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(34,058,155)	(41,052,430)
Share Transactions:
Proceeds from sale of shares	111,839,884	243,798,203
Net asset value of shares issued to shareholders in payment of distributions declared	17,764,910	20,670,167
Cost of shares redeemed	(244,032,246)	(419,141,947)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(114,427,452)	(154,673,577)
Change in net assets	(121,228,856)	(176,052,316)
Net Assets:
Beginning of period	823,886,253	999,938,569
End of period (including undistributed net investment income of $34,822 and $153,093, respectively)	$702,657,397	$823,886,253

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2005

1. ORGANIZATION

Federated GNMA Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The Fund's investment objective is current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBA securities on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Dollar-Roll Transactions

The Fund enters into dollar-roll transactions with respect to mortgage securities issued by GNMA, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon, and maturity) securities at a later date at an agreed-upon price. Dollar-roll transactions are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transaction to invest in short-term investments or mortgage-backed securities which may enhance the Fund's current yield and total return.

Information regarding dollar roll transactions for the Fund for the year ended January 31, 2005, was as follows:

Maximum amount outstanding during the period	$105,712,346
Average amount outstanding during the period [1]	$ 47,175,527
Average shares outstanding during the period	67,162,341
Average debt per shares outstanding during the period	$ 0.70

1 The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the year ended January 31, 2005.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended January 31	2005		2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	8,361,041	$93,737,478	18,768,579	$214,379,813
Shares issued to shareholders in payment of distributions declared	1,388,384	15,544,011	1,571,629	17,862,858
Shares redeemed	(19,534,661)	(218,694,049)	(31,111,103)	(353,344,574)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(9,785,236)	(109,412,560)	(10,770,895)	(121,101,903)

Year Ended January 31	2005		2004
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,616,793	$18,102,406	2,576,292	$29,418,390
Shares issued to shareholders in payment of distributions declared	198,387	2,220,899	246,679	2,807,309
Shares redeemed	(2,262,828)	(25,338,197)	(5,760,300)	(65,797,373)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(447,648)	$(5,014,892)	(2,937,329)	$(33,571,674)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(10,232,884)	$(114,427,452)	(13,708,224)	$(154,673,577)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended January 31, 2005 and 2004, was as follows:

	2005	2004
Ordinary income [1]	$34,058,155	$41,052,430

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of January 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,276,996
Net unrealized appreciation	$20,701,465
Capital loss carryforward	$24,987,916

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.

At January 31, 2005, the cost of investments for federal tax purposes was $720,640,192. The net unrealized appreciation of investments for federal tax purposes was $20,701,465. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $20,802,281 and net unrealized depreciation from investments for those securities having an excess of cost over value of $100,816.

At January 31, 2005, the Fund had a capital loss carryforward of $24,987,916 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$9,358,296
2010	$7,642,119
2012	$ 909,063
2013	$7,078,438

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser") receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company (FServ), through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type, and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $102,160, after voluntary waiver, if applicable.

Other

Federated has retained an outside law firm to perform an internal review of past mutual fund trading practices and report to a special investigative committee of Federated's Board. In conjunction with this review, the Independent Trustees of the Fund have retained a financial expert to assess the impact of these trading practices. In accordance with the findings of the financial expert, the Fund's Adviser made a contribution to the Fund of $19,290, which relates to a contribution to Paid-in Capital for detrimental impact to the Fund from frequent trading activity and detrimental impact on those Funds that may have resulted from orders incorrectly accepted by Federated employees after the Funds' closing times.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FEDERATED GNMA TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated GNMA Trust (the "Fund") as of January 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Federated GNMA Trust as of January 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
March 21, 2005

Board of Trustees and Fund Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: December 1981	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: July 1999	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp., and Passport Research, Ltd.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: February 1984	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: December 1981	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: December 1981	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; and Director and Chief Executive Officer, Federated Securities Corp.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: November 1998	Principal Occupations: Mr. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable, fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Todd A. Abraham Birth Date: February 10, 1966 VICE PRESIDENT Began serving: November 1999	Todd A. Abraham has been the Fund's Portfolio Manager since March 1999. He is Vice President of the Fund. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992-1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated GNMA Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
FederatedInvestors.com
Contact us at 1-800-341-7400 or
FederatedInvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314184102
Cusip 314184201

30068 (3/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

(a) As of the end of the  period  covered by this  report,  the  registrant  has adopted a code of ethics (the "Section 406 Standards for Investment  Companies -
Ethical Standards for Principal Executive and Financial  Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the  registrant's  Principal  Financial  Officer  also  serves as the  Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby  undertakes to provide any person,  without charge, upon  request,  a copy of the code of  ethics.  To request a copy of the code of ethics,  contact the  registrant  at  1-800-341-7400,  and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The  registrant's  Board has  determined  that each member of the Board's  Audit
Committee is an "audit committee financial expert," and that each such member is
"independent,"  for purposes of this Item. The Audit  Committee  consists of the following  Board members:  Thomas G. Bigley,  John T. Conroy,  Jr.,  Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

     (a)  Audit Fees billed to the  registrant  for the two most  recent  fiscal years:

                  Fiscal year ended 2005 - $19,147

                  Fiscal year ended 2004 - $17,500

     (b)  Audit-Related  Fees billed to the  registrant  for the two most recent fiscal years:

                  Fiscal year ended 2005 - $600

                  Fiscal year ended 2004 - $409

                  Transfer Agent Service Auditors Report

     Amount requiring  approval of the registrant's  audit committee pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of Regulation  S-X,  $79,414 and $16,493
     respectively. Fiscal year ended 2005 - Attestation services relating to the review of fund share  transactions  and  Transfer  Agent  Service  Auditors report.  Fiscal  year  ended  2004 - Design  of  Sarbanes  Oxley  sec.  302 procedures.

     (c)  Tax Fees  billed  to the  registrant  for the two most  recent  fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

     Amount requiring  approval of the registrant's  audit committee pursuant to paragraph  (c)(7)(ii)  of Rule  2-01 of  Regulation  S-X,  $0 and  $205,000
     respectively.

     Analysis regarding the realignment of advisory companies.

     (d)  All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

     Amount requiring  approval of the registrant's  audit committee pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of Regulation S-X,  $14,135 and $123,744
     respectively.  Fiscal year ended 2005 - Executive compensation analysis and discussions  with  auditor  related  to  market  timing  and  late  trading activities.  Fiscal year ended 2004 -  Consultation  regarding  information requests by regulatory agencies and executive compensation analysis.

     (e)(1) Audit Committee Policies regarding Pre-approval of Services.

     The Audit Committee is required to pre-approve audit and non-audit services performed by the  independent  auditor in order to assure that the  provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval,  it will require specific pre-approval by the Audit Committee. Any proposed services exceeding  pre-approved  cost levels will require  specific  pre-approval by the
Audit Committee.

     Certain services have the general pre-approval of the Audit Committee.  The term of the general  pre-approval  is 12 months  from the date of  pre-approval, unless the Audit Committee  specifically  provides for a different  period.  The
Audit  Committee  will annually  review the services that may be provided by the independent  auditor  without  obtaining  specific  pre-approval  from the Audit
Committee  and may  grant  general  pre-approval  for such  services.  The Audit
Committee  will revise the list of general  pre-approved  services  from time to time, based on subsequent determinations.  The Audit Committee will not delegate its  responsibilities  to  pre-approve  services  performed  by the  independent auditor to management.

     The Audit Committee has delegated  pre-approval  authority to its Chairman.
The Chairman will report any  pre-approval  decisions to the Audit  Committee at its next scheduled  meeting.  The Committee  will designate  another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

     The annual Audit services  engagement terms and fees will be subject to the specific  pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

     In addition to the annual Audit services engagement  specifically  approved by the Audit Committee,  the Audit Committee may grant general  pre-approval for other Audit Services, which are those services that only the independent auditor reasonably  can provide.  The Audit  Committee  has  pre-approved  certain Audit services,  all other Audit  services must be  specifically  pre-approved  by the
Audit Committee.

AUDIT-RELATED SERVICES

     Audit-related   services  are  assurance  and  related  services  that  are reasonably  related to the  performance  of the audit or review of the Company's financial  statements  or that are  traditionally  performed by the  independent auditor.  The Audit  Committee  believes  that the  provision  of  Audit-related services does not impair the  independence of the auditor,  and has pre-approved certain  Audit-related  services,  all  other  Audit-related  services  must  be specifically pre-approved by the Audit Committee.

TAX SERVICES

     The Audit Committee  believes that the independent  auditor can provide Tax services to the Company  such as tax  compliance,  tax  planning  and tax advice without impairing the auditor's independence.  However, the Audit Committee will not  permit the  retention  of the  independent  auditor  in  connection  with a transaction  initially  recommended by the independent  auditor,  the purpose of which may be tax  avoidance  and the tax treatment of which may not be supported in the Internal  Revenue Code and related  regulations.  The Audit Committee has pre-approved certain Tax services,  all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

     With  respect to the  provision  of services  other than  audit,  review or attest services the pre-approval requirement is waived if:

     (1)  The aggregate amount of all such services provided constitutes no more than  five  percent  of the  total  amount  of  revenues  paid  by the registrant,  the  registrant's  adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with
          or  overseen   by  another   investment   adviser),   and  any  entity
          controlling,   controlled   by,  or  under  common  control  with  the
          investment adviser that provides ongoing services to the registrant to its  accountant  during  the  fiscal  year in which the  services  are provided;

     (2)  Such services were not recognized by the registrant,  the registrant's adviser  (not  including  any  sub-adviser  whose  role  is  primarily portfolio  management and is subcontracted with or overseen by another investment  adviser),  and any entity  controlling,  controlled by, or under common control with the investment adviser that provides ongoing services  to the  registrant  at the  time  of  the  engagement  to be non-audit services; and

     (3)  Such  services  are  promptly  brought to the  attention  of the Audit
          Committee of the issuer and approved  prior to the  completion  of the audit by the Audit  Committee  or by one or more  members of the Audit
          Committee who are members of the board of directors to whom  authority to grant such approvals has been delegated by the Audit Committee.

     The Audit  Committee may grant general  pre-approval  to those  permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

     The SEC's rules and relevant  guidance should be consulted to determine the precise  definitions of prohibited  non-audit  services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

     Pre-approval  fee levels for all services to be provided by the independent auditor  will be  established  annually  by the Audit  Committee.  Any  proposed services exceeding these levels will require specific  pre-approval by the Audit
Committee.

PROCEDURES

     Requests or applications to provide services that require specific approval by the Audit  Committee  will be  submitted  to the Audit  Committee by both the independent  auditor  and  the  Principal  Accounting  Officer  and/or  Internal
Auditor,  and must include a joint  statement as to whether,  in their view, the
request  or  application   is  consistent   with  the  SEC's  rules  on  auditor
independence.

     (e)(2) Percentage  of services  identified  in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph
          (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

                  4(b)

                  Fiscal year ended 2005 - 0%

                  Fiscal year ended 2004 - 0%

     Percentage of services provided to the registrants  investment  adviser and any entity  controlling,  controlled  by, or under common  control with the investment  adviser that provides  ongoing  services to the registrant that were  approved by the  registrants  audit  committee  pursuant to paragraph
     (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(c)

                  Fiscal year ended 2005 - 0%

                  Fiscal year ended 2004 - 0%

     Percentage of services provided to the registrants  investment  adviser and any entity  controlling,  controlled  by, or under common  control with the investment  adviser that provides  ongoing  services to the registrant that were  approved by the  registrants  audit  committee  pursuant to paragraph
     (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)

                  Fiscal year ended 2005 - 0%

                  Fiscal year ended 2004 - 0%

     Percentage of services provided to the registrants  investment  adviser and any entity  controlling,  controlled  by, or under common  control with the investment  adviser that provides  ongoing  services to the registrant that were  approved by the  registrants  audit  committee  pursuant to paragraph
     (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

     (f)  NA

     (g)  Non-Audit Fees billed to the registrant,  the registrant's  investment adviser,  and certain  entities  controlling,  controlled  by or under common control with the investment adviser:

                  Fiscal year ended 2005 - $193,043

                  Fiscal year ended 2004 - $404,902

     (h)  The registrant's  Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment  adviser), and any entity  controlling,  controlled  by, or under common  control with the  investment  adviser that  provides  ongoing  services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii)
          of Rule 2-01 of Regulation  S-X is  compatible  with  maintaining  the principal accountant's independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management Investment
            Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal quarter that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated GNMA Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        March 23, 2005

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        March 23, 2005

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        March 23, 2005